Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2013
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2011	2012	2013
Total number of telecommunications service providers	12	11	13
Service providers providing 10% or more of the Company’s requirements	3	2	3
Total % of the Company’s requirements provided by 10% or greater service providers	86.6%	82.1%	91.9%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor
	December 31,	December 31,
	2012	2013
Customer A	Below 10%	10.04%
Allowance for doubtful accounts	Not applicable	Not applicable